Chapter 11 Proceedings - Schedule Of Components Of Liabilities Subject To Compromise (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Feb. 05, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Litigation			$ 93,000
Accrued and unpaid interest			110,301
Accounts payable and other payables			37,447
Lease liabilities			20,969
Total consolidated liabilities subject to compromise		$ 0	4,239,643
Line of Credit
Debt Instrument [Line Items]
Debt subject to compromise			$ 545,000
4.900% Senior Notes due August 2020 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	4.90%		4.90%
Debt subject to compromise			$ 62,535
4.625% Senior Notes due March 2021 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	4.625%		4.625%
Debt subject to compromise			$ 79,936
3.950% Senior Notes due March 2022 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	3.95%		3.95%
Debt subject to compromise			$ 21,213
7.750% Senior Notes due January 2024 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	7.75%		7.75%
Debt subject to compromise			$ 397,025
7.950% Senior Notes due April 2025 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	7.95%		7.95%
Debt subject to compromise			$ 450,000
7.875% Senior Notes due February 2026 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	7.875%		7.875%
Debt subject to compromise			$ 750,000
6.200% Senior Notes due August 2040 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	6.20%		6.20%
Debt subject to compromise			$ 393,596
6.050% Senior Notes due March 2041 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	6.05%		6.05%
Debt subject to compromise			$ 395,002
5.250% Senior Notes due March 2042 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	5.25%		5.25%
Debt subject to compromise			$ 483,619
8.950% Senior Notes due April 2045 | Senior Notes
Debt Instrument [Line Items]
Interest rate, stated percentage	8.95%		8.95%
Debt subject to compromise			$ 400,000
Noble Finance Company
Debt Instrument [Line Items]
Litigation			8,000
Accrued and unpaid interest			110,301
Accounts payable and other payables			37,359
Lease liabilities			20,969
Total consolidated liabilities subject to compromise			4,154,555
Noble Finance Company | Line of Credit
Debt Instrument [Line Items]
Debt subject to compromise			545,000
Noble Finance Company | 4.900% Senior Notes due August 2020 | Senior Notes
Debt Instrument [Line Items]
Debt subject to compromise			62,535
Noble Finance Company | 4.625% Senior Notes due March 2021 | Senior Notes
Debt Instrument [Line Items]
Debt subject to compromise			79,936
Noble Finance Company | 3.950% Senior Notes due March 2022 | Senior Notes
Debt Instrument [Line Items]
Debt subject to compromise			21,213
Noble Finance Company | 7.750% Senior Notes due January 2024 | Senior Notes
Debt Instrument [Line Items]
Debt subject to compromise			397,025
Noble Finance Company | 7.950% Senior Notes due April 2025 | Senior Notes
Debt Instrument [Line Items]
Debt subject to compromise			450,000
Noble Finance Company | 7.875% Senior Notes due February 2026 | Senior Notes
Debt Instrument [Line Items]
Debt subject to compromise			750,000
Noble Finance Company | 6.200% Senior Notes due August 2040 | Senior Notes
Debt Instrument [Line Items]
Debt subject to compromise			393,596
Noble Finance Company | 6.050% Senior Notes due March 2041 | Senior Notes
Debt Instrument [Line Items]
Debt subject to compromise			395,002
Noble Finance Company | 5.250% Senior Notes due March 2042 | Senior Notes
Debt Instrument [Line Items]
Debt subject to compromise			483,619
Noble Finance Company | 8.950% Senior Notes due April 2045 | Senior Notes
Debt Instrument [Line Items]
Debt subject to compromise			$ 400,000